Expense Example {- Chemicals Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-17 - Chemicals Portfolio - Chemicals Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918